Summary Of Significant Accounting Policies (Schedule Of Computation Of Basic And Diluted Net Earnings Per Share) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2011		Oct. 01, 2011		Jul. 02, 2011		Apr. 02, 2011	Jan. 01, 2011		Oct. 02, 2010		Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Earnings Per Share, Basic And Diluted [Line Items]
Net earnings	$ 124,999	[1]	$ 226,472	[2]	$ 240,894	[3]	$ 233,428	$ 206,444	[4]	$ 208,385	[5]	$ 254,038	$ 238,569	$ 825,793	$ 907,436	$ 777,226
Basic weighted average shares outstanding														324,304	328,191	340,880
Diluted weighted average shares outstanding														327,094	330,488	344,359
Basic net earnings per share	$ 0.39		$ 0.70		$ 0.73		$ 0.72	$ 0.62		$ 0.63		$ 0.78	$ 0.73	$ 2.55	$ 2.76	$ 2.28
Diluted net earnings per share	$ 0.39		$ 0.69		$ 0.72		$ 0.71	$ 0.62		$ 0.63		$ 0.77	$ 0.73	$ 2.52	$ 2.75	$ 2.26
Stock Options [Member]
Earnings Per Share, Basic And Diluted [Line Items]
Effect of dilutive securities														2,649	2,297	3,456
Restricted Stock Units [Member]
Earnings Per Share, Basic And Diluted [Line Items]
Effect of dilutive securities														138
Restricted Stock Awards [Member]
Earnings Per Share, Basic And Diluted [Line Items]
Effect of dilutive securities														3		23

[1]	Includes after-tax special charges of $71.0 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations, after-tax special charges of $30.4 million for intangible asset impairment charges and $38.4 million of after-tax accounts receivable allowance charges for collection risk in Europe.
[2]	Includes after-tax special charges of $20.9 million related to restructuring actions to realign certain activities in our CRM business and our sales and selling support organizations.
[3]	Includes after-tax special charges of $29.0 million associated with restructuring activities to realign certain activities in the Company's CRM business and after-tax IPR&D charges of $2.8 million associated with the Company's acquisition of certain pre-development technology assets.
[4]	Includes after-tax special charges of $17.4 million primarily related to inventory obsolescence charges resulting from excess ICD inventory; after-tax special charges of $15.3 million in connection with the settlement of a U.S. Department of Justice investigation; and an after-tax impairment charge of $5.2 million related to a cost method investment deemed to be other-than-temporarily impaired. Partially offsetting these after-tax charges is a $19.7 million income tax benefit related to the federal research and development tax credit extended in the fourth quarter of 2010 retroactive to the beginning of the year.
[5]	Includes after-tax IPR&D charges of $12.2 million related to the Company's purchase of certain pre-development technology assets.